EATON VANCE TAX-ADVANTAGED GLOBAL DIVIDEND OPPORTUNITIES FUND

Supplement to Statement of Additional Information (“SAI”) dated February 27, 2019

EATON VANCE MUNICIPAL INCOME TRUST

Supplement to SAI dated March 27, 2019

EATON VANCE ENHANCED EQUITY INCOME FUND

EATON VANCE ENHANCED EQUITY INCOME FUND II

Supplement to SAI dated April 11, 2019

EATON VANCE TAX-MANAGED BUY-WRITE INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE OPPORTUNITIES FUND

Supplement to SAI dated April 29, 2019

EATON VANCE TAX-MANAGED DIVERSIFIED EQUITY INCOME FUND

EATON VANCE TAX-MANAGED GLOBAL DIVERSIFIED EQUITY INCOME FUND

Supplement to SAI dated May 9, 2019

EATON VANCE TAX-MANAGED BUY-WRITE OPPORTUNITIES FUND

Supplement to SAI dated July 29, 2019

EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND

Supplement to SAI dated July 31, 2019

1.	The following replaces the first sentence in the ninth paragraph in the paragraphs below the tables under “Trustees and Officers”:

Mark R. Fetting. Mr. Fetting has served as a member of the Eaton Vance Fund Boards since 2016 and is the Chairperson of the Ad Hoc Committee for Closed-End Fund Matters.

2.	The following replaces the first sentence in the twelfth paragraph in the paragraphs below the tables under “Trustees and Officers”:

Valerie A. Mosley. Ms. Mosley has served as a member of the Eaton Vance Fund Boards since 2014 and is the Chairperson of the Governance Committee.

3.	The following replaces the first sentence of the paragraph describing the Audit Committee under “Trustees and Officers”:

Messrs. Gorman (Chairperson), Park and Wennerholm and Ms. Peters are members of the Audit Committee.

4.	The following replaces the first sentence of the paragraph describing the Portfolio Management Committee under “Trustees and Officers”:

Mmes. Frost (Chairperson), Mosley and Peters and Messrs. Smith and Wennerholm are members of the Portfolio Management Committee.

5.	The following replaces the first sentence of the paragraph describing the Compliance Reports and Regulatory Matters Committee under “Trustees and Officers”:

Ms. Sutherland (Chairperson) and Messrs. Fetting, Gorman and Quinton are members of the Compliance Reports and Regulatory Matters Committee.

6.	The following replaces the first sentence of the paragraph describing the Ad Hoc Committee for Closed-End Fund Matters under “Trustees and Officers”:

Messrs. Fetting (Chairperson), Gorman and Park and Ms. Mosley are members of the Ad Hoc Committee for Closed-End Fund Matters.

November 1, 2019